Income/(loss) Per Share - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	May 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Feb. 28, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share lending arrangement, shares outstanding (in shares)						12,081,900	14,443,270
Conversion price (in dollars per share)	$ 7.1347	$ 7.3471	$ 7.1347	$ 7.3471
Convertible Bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share lending arrangement, shares outstanding (in shares)	12,081,900		12,081,900
Convertible bonds issuance							$ 250.0	$ 250.0
Conversion price (in dollars per share)					$ 7.13147			$ 7.3471
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	0	34,027,031	0	34,027,031
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	2,100,000	280,000	2,100,000	9,220,000
Performance stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	750,000	500,000	750,000	500,000